ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.5%
	Apparel & Textile Products — 1.0%
56,264	Skechers U.S.A., Inc. - Class A *	$1,335,707
	Asset Management — 1.1%
30,270	Cohen & Steers, Inc.	1,375,771
	Banking — 3.2%
113,458	Live Oak Bancshares, Inc. [1]	1,414,821
37,355	Pinnacle Financial Partners, Inc.	1,402,307
39,169	Preferred Bank	1,324,696
		4,141,824
	Biotechnology & Pharmaceutical — 20.9%
78,532	Allogene Therapeutics, Inc. *,1	1,526,662
84,537	Arrowhead Pharmaceuticals, Inc. *	2,432,129
203,133	Catalyst Pharmaceuticals, Inc. *	782,062
177,300	Corcept Therapeutics, Inc. *,1	2,108,097
35,815	Eagle Pharmaceuticals, Inc. *	1,647,490
49,630	Global Blood Therapeutics, Inc. *,1	2,535,597
32,943	Guardant Health, Inc. *	2,292,833
34,463	Ionis Pharmaceuticals, Inc. *	1,629,411
140,705	Kura Oncology, Inc. *	1,400,015
24,351	Madrigal Pharmaceuticals, Inc. *	1,625,673
22,106	Neurocrine Biosciences, Inc. *	1,913,274
147,303	Puma Biotechnology, Inc. *,1	1,243,237
83,632	Supernus Pharmaceuticals, Inc. *	1,504,540
45,922	Ultragenyx Pharmaceutical, Inc. *	2,040,314
25,467	United Therapeutics Corp. *	2,414,908
		27,096,242
	Commercial Services — 1.9%
25,026	Avalara, Inc. *	1,866,940
13,917	National Research Corp.	632,945
		2,499,885
	Consumer Products — 4.5%
18,600	Inter Parfums, Inc. [1]	862,110
12,513	J&J Snack Foods Corp.	1,514,073
57,825	National Beverage Corp. *,1	2,466,236
28,630	Tootsie Roll Industries, Inc.	1,029,535
		5,871,954
	Engineering & Construction Services — 0.5%
38,189	Construction Partners, Inc. - Class A *	645,012

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Gaming, Lodging & Restaurants — 0.2%
12,348	Cheesecake Factory, Inc. [1]	$210,904
	Hardware — 4.1%
100,761	Super Micro Computer, Inc. *	2,144,194
69,738	Vicor Corp. *	3,106,131
		5,250,325
	Health Care Facilities & Services — 1.7%
29,834	Medpace Holdings, Inc. *	2,189,219
	Iron & Steel — 1.3%
73,302	Steel Dynamics, Inc.	1,652,227
	Media — 6.2%
77,768	Cargurus, Inc. *	1,472,926
79,762	HealthStream, Inc. *	1,910,300
13,248	Roku, Inc. *	1,158,935
59,910	Shutterstock, Inc.	1,926,705
7,839	Trade Desk, Inc. - Class A *	1,512,927
		7,981,793
	Medical Equipment & Devices — 6.7%
65,173	LeMaitre Vascular, Inc.	1,624,111
13,898	Masimo Corp. *	2,461,614
56,606	Merit Medical Systems, Inc. *	1,768,938
14,136	Penumbra, Inc. *,1	2,280,561
5,724	Quidel Corp. *	559,864
		8,695,088
	Metals & Mining — 0.7%
20,757	Encore Wire Corp.	871,586
	Real Estate — 2.7%
145,377	GEO Group, Inc. - REIT	1,767,784
99,957	Medical Properties Trust, Inc. - REIT	1,728,257
		3,496,041
	Renewable Energy — 1.8%
134,753	Ameresco, Inc. - Class A *	2,294,844
	Retail - Discretionary — 1.1%
107,634	Stitch Fix, Inc. - Class A *,1	1,366,952

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2020 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Semiconductors — 3.0%
15,579	IPG Photonics Corp. *	$1,718,052
12,920	Monolithic Power Systems, Inc.	2,163,583
		3,881,635
	Software — 21.6%
18,154	Alteryx, Inc. *	1,727,716
23,861	Appfolio, Inc. - Class A *	2,647,378
321,462	Box, Inc. *	4,513,326
6,378	HubSpot, Inc. *	849,486
13,042	MongoDB, Inc. *,1	1,780,755
26,478	New Relic, Inc. *	1,224,343
9,182	Okta, Inc. *	1,122,591
34,000	Omnicell, Inc. *	2,229,720
7,619	Paycom Software, Inc. *	1,539,114
27,437	Pegasystems, Inc.	1,954,338
41,564	SS&C Technologies Holdings, Inc.	1,821,334
10,345	Twilio, Inc. - Class A *,1	925,774
13,553	Veeva Systems, Inc. - Class A *	2,119,283
24,307	Zoom Video Communications, Inc. - Class A *,1	3,551,739
		28,006,897
	Specialty Finance — 3.9%
14,061	Euronet Worldwide, Inc. *	1,205,309
92,170	Green Dot Corp. - Class A *	2,340,196
8,441	LendingTree, Inc. *	1,547,995
		5,093,500
	Technology Services — 2.8%
10,877	EPAM Systems, Inc. *	2,019,424
43,547	TTEC Holdings, Inc.	1,599,046
		3,618,470
	Telecommunications — 3.2%
27,038	Cogent Communications Holdings, Inc.	2,216,305
9,300	RingCentral, Inc. - Class A *	1,970,763
		4,187,068
	Transportation & Logistics — 0.8%
22,504	Hub Group, Inc., Class A *	1,023,257
	Waste & Environment Services & Equipment — 0.6%
16,425	Clean Harbors, Inc. *	843,260
	Total Common Stocks
	(Cost $117,014,715)	123,629,461

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
March 31, 2020 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.1%
1,683,493	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 0.370%[2,3]	$1,683,493
6,106,795	Fidelity Investments Treasury Only Portfolio – Institutional Class, 0.490%[2,3]	6,106,795
9,939,496	Invesco Government & Agency Portfolio - Institutional Class, 0.498%[2,3]	9,939,496
458,208	JPMorgan U.S. Government Money Market Fund, 0.415%[2,3]	458,208
	Total Short-Term Investments
	(Cost $18,187,992)	18,187,992
	TOTAL INVESTMENTS — 109.6%
	(Cost $135,202,707)	141,817,453
	Liabilities in Excess of Other Assets — (9.6)%	(12,430,966)
	TOTAL NET ASSETS — 100.0%	$129,386,487
Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $12,001,714.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $12,654,796.
[3]	The rate is the annualized seven-day yield at period end.